Income Taxes - Summary of Significant Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets :
Federal and state new operating loss carryforwards	$ 6,844	$ 864
Research and development tax credits	207	207
Depreciation and amortization	25	29
Stock based compensation	55
Accruals and reserves	284	1
Gross deferred tax assets	7,415	1,101
Less Valuation allowance	(6,347)	(85)
Net deferred tax assets	1,068	1,016
Deferred tax liabilities:
Capitalized internal use software	(1,068)	(1,168)
Net deferred tax liabilities	$ (1,068)	(1,168)
Net deferred tax liability		$ 152